SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Warrant Liabilities (Details)	Sep. 09, 2020 shares
Warrant Liabilities [Abstract]
Number of warrants issued per unit issued during IPO (in shares)	0.33